TCL ZHONGHUAN RENEWABLE ENERGY TECHNOLOGY CO. LTD. (FORMERLY KNOWN AS TIANJIN ZHONGHUAN SEMICONDUCTOR CO., LTD.) (“TZE”)- Schedule of Related Party Transactions with TZE and its Affiliates Excluding the JV (Details)
$ in Thousands
		12 Months Ended
		Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 02, 2022 CNY (¥)	Jan. 03, 2021 USD ($)	Aug. 17, 2022 USD ($)
Related Party Transaction [Line Items]
Advances to suppliers, current	[1]	$ 2,137	$ 51,045
Prepayment for purchases		12,872	6,294
Advances to suppliers, non current	[1]	0	716
Payments for purchases of silicon wafer		87,228	10,392		$ 173
Contractual interest expense on 2027 Notes		5,822	0		0
Proceeds from sale of unconsolidated investee		0	0		3,220
Silicon Wafer
Related Party Transaction [Line Items]
Advances to suppliers, current		2,137	1,816
Advances to suppliers, non current		0	716
Hohhot
Related Party Transaction [Line Items]
Proceeds from sale of unconsolidated investee		0	0	¥ 21,938,086.22	$ 3,220
2027 Convertible Notes | Convertible debt
Related Party Transaction [Line Items]
Principal amount		$ 207,000	$ 0			$ 207,000

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).